SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2020
SEGMENTED INFORMATION
SEGMENTED INFORMATION

23.         SEGMENTED INFORMATION

The Corporation had two operating segments during the years ended December 31, 2020 and 2019, which include mining operations, including care and maintenance of the formerly operating Bellekeno mine, producing silver, lead and zinc in the form of concentrates (suspended in September 2013), as well as exploration, underground development and evaluation activities; and environmental services carried out through ERDC and AEG, providing consulting and project management services in respect of environmental permitting and compliance and site remediation and reclamation. AEG was sold on February 14, 2020 (see Note 6). The Corporation will continue to operate a reclamation management segment of the business focused on the clean-up of historical liabilities of the Keno Hill Silver District through ERDC under a contract with the Federal Government of Canada. The Corporation’s executive head office and general corporate administration are included within ‘Corporate and other’ to reconcile the reportable segments to the consolidated financial statements. An operating segment is a component of an entity that engages in business activities, operating results are reviewed by the chief operating decision maker with respect to resource allocation and for which discrete financial information is available. The chief operating decision maker for the Corporation is the Chief Executive Officer.

Segmented information as at and for the years ended December 31, 2020 and 2019 is summarized as follows:

As at and for the year ended	Reclamation		Corporate and
December 31, 2020	Management	Mining	Other	Total

Segment revenues
External customers
Canadian	$2,866	$—	$—	$2,866
Total revenues as reported	2,866	—	—	2,866

Cost of sales	3,300	—	—	3,300
Depreciation and amortization	—	1,430	289	1,719
Share-based compensation	—	148	3,314	3,462
Other G&A expenses	—	103	6,008	6,111
Mine site maintenance	—	7,933	—	7,933
Foreign exchange gain	—	(6)	(14)	(20)
Gain on investments	—	—	(168)	(168)
Loss on embedded derivative asset	—	21,728	—	21,728
Write-down of inventories	—	2,773	—	2,773
Other (income) loss	—	152	(37)	115

Segment income loss before taxes(i)	$(434)	$(34,261)	$(9,392)	$(44,087)

Total assets	$948	$138,421	$32,298	$171,667
Total liabilities	$219	$22,050	$4,066	$26,335

As at and for the year ended	Reclamation		Corporate and
December 31, 2019	Management	Mining	Other	Total

Segment revenues
External customers
Canadian	$2,364	$—	$—	$2,364
Total revenues as reported	2,364	—	—	2,364

Cost of sales	2,564	—	—	2,564
Depreciation and amortization	—	1,244	307	1,551
Share-based compensation	—	—	3,977	3,977
Other G&A expenses	—	69	5,314	5,383
Mine site maintenance	—	818	—	818
Foreign exchange (gain) loss	—	(5)	41	36
Loss on investments	—	1	2	3
Gain on embedded derivative asset	—	(5,489)	—	(5,489)
Other (income) loss	—	78	333	411

Segment income loss before taxes(i)	$(200)	$3,284	$(9,974)	$(6,890)

Total assets	$9,509	$125,878	$9,966	$145,353
Total liabilities	$2,898	$12,426	$3,359	$18,683
(i)	Represents consolidated loss before taxes.